Provisions - Analysis of changes in exposures - Other commitments (Details) - Other commitments $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Contingencies and Commitments
Exposure as at beginning of period	$ 60,609
Total	46,561
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	46,561
Gross Balance
Contingencies and Commitments
Exposure as at beginning of period	60,609
Net change on exposures	(14,048)
Total	46,561
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	49,519
Net change on exposures	(2,958)
Total	46,561
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	11,090
Net change on exposures	$ (11,090)